Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial
			Average		Fixed $100
			Summary	Average	Investment Based
	Summary	Compensation	Compensation	Compensation	On: [4]
	Compensation	Actually	Table Total for	Actually Paid		Peer		Post-MIP
	Table Total for	Paid to	Non-PEO	to Non-PEO		Group	Net	Operating
	PEO[1]	PEO[1,2,3]	NEOs[1]	NEOs[1,2,3]	TSR	TSR	Income	Income[5]
Year	($)	($)	($)	($)	($)	($)	($MM)	($MM)
2023	6,780,126	3,238,710	1,532,046	909,952	125.69	122.94	82.8	150.2
2022	5,635,061	(1,661,259)	1,252,937	327,652	135.34	117.68	69.3	155.9
2021	7,239,979	14,304,977	1,790,153	2,875,770	210.18	131.82	125.0	176.4
2020	6,378,193	9,125,521	1,498,433	1,813,687	137.38	117.18	60.6	122.8
[1]

Robert M. Lynch was our PEO for each year presented. The Non-PEO NEOs for whom the average compensation is presented in this table are: for 2023, Ravi Thanawala, Amanda Clark, Caroline Miller Oyler, Christopher K. Collins and Ann Gugino; for 2022, Ann B. Gugino, C. Max Wetzel, Caroline Miller Oyler, and Amanda M. Clark; for 2021, Ann B. Gugino, C. Max Wetzel, Marvin Boakye, Caroline Miller Oyler, and James A. Norberg; and for 2020, Ann B. Gugino, C. Max Wetzel, Amanda M. Clark, James A. Norberg, Steven R. Coke, and Joseph H. Smith.

[2]

The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect the Summary Compensation Table total for each year, with certain adjustments as described in Footnote 3 below.

[3]

Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	Summary	Exclusion of Stock		Compensation
	Compensation Table	Awards for	Inclusion of Equity	Actually Paid to
	Total for Mr. Lynch	Mr. Lynch	Values for Mr. Lynch	Mr. Lynch
Year	($)	($)	($)	($)
2023	6,780,126	(4,999,865)	1,458,449	3,238,710
2022	5,635,061	(4,600,046)	(2,696,274)	(1,661,259)
2021	7,239,979	(3,999,979)	11,064,977	14,304,977
2020	6,378,193	(3,400,100)	6,147,428	9,125,521

	Average Summary			Average
	Compensation Table	Average Exclusion of	Average Inclusion	Compensation
	Total for Non-PEO	Stock Awards for	of Equity Values	Actually Paid to Non-
	NEOs	Non-PEO NEOs	for Non-PEO NEOs	PEO NEOs
Year	($)	($)	($)	($)
2023	1,532,046	(861,977)	239,884	909,952
2022	1,252,937	(712,604)	(212,681)	327,652
2021	1,790,153	(536,506)	1,622,123	2,875,770
2020	1,498,433	(588,084)	903,338	1,813,687

The figures in the Inclusion of Equity Values columns above are derived from the dollar values set forth in the following tables.

	Year-End Fair	Change in		Change in Fair
	Value of Equity	Fair Value		Value from		Value of
	Awards	from Last		Last Day of		Dividends or
	Granted	Day of Prior		Prior Year to	Fair Value at	Other
	During Year	Year to Last	Vesting-Date Fair	Vesting Date	Last Day of	Earnings Paid
	That Remained	Day of Year	Value of Equity	of Unvested	Prior Year of	on Equity	Total
	Unvested as of	of Unvested	Awards Granted	Equity Awards	Equity Awards	Awards Not	Inclusion of
	Last Day of	Equity	During Year that	that Vested	Forfeited	Otherwise	Equity
	Year for	Awards for	Vested During	During Year	During Year	Included for	Values for
	Mr. Lynch	Mr. Lynch	Year for Mr. Lynch	for Mr. Lynch	for Mr. Lynch	Mr. Lynch	Mr. Lynch
Year	($)	($)	($)	($)	($)	($)	($)
2023	4,074,631	(2,077,906)	—	(538,277)	—	—	1,458,449
2022	3,243,035	(5,380,606)	—	(558,703)	—	—	(2,696,274)
2021	6,376,419	3,800,601	—	887,958	—	—	11,064,977
2020	5,490,832	656,596	—	—	—	—	6,147,428

Average
	Average Year	Average		Change in Fair
	End Fair Value	Change in Fair	Average	Value from
	of Equity	Value from	Vesting-Date	Last Day of	Average Fair	Average Value
	Awards	Last Day of	Fair Value of	Prior Year to	Value at Last	of Dividends
	Granted	Prior Year to	Equity Awards	Vesting Date	Day of Prior	or Other
	During Year	Last Day of	Granted	of Unvested	Year of Equity	Earnings Paid
	that Remained	Year of	During Year	Equity Awards	Awards	on Equity	Total Average
	Unvested as of	Unvested	that Vested	that Vested	Forfeited	Awards Not	Inclusion of
	Last Day of	Equity Awards	During Year	During Year	During Year	Otherwise	Equity Values
	Year for Non-	for Non-PEO	for Non-PEO	for Non-PEO	for Non-PEO	Included for	for Non-PEO
	PEO NEOs	NEOs	NEOs	NEOs	NEOs	Non- PEO NEOs	NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2023	620,183	(124,443)	—	(25,152)	(230,704)	—	239,884
2022	524,251	(542,889)	—	(194,044)	—	—	(212,681)
2021	846,493	676,199	—	99,431	—	—	1,622,123
2020	713,465	124,644	—	65,228	—	—	903,338

For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

[4]

The Peer Group TSR set forth in this table utilizes the group of U.S. companies listed on NASDAQ with standard industry classification codes of: Eating and Drinking (SIC 5800-5899) (the “Peer Group TSR”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 29, 2019, through the end of the listed year, in the Company and the Peer Group TSR, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable. Historical stock performance is not necessarily indicative of future stock performance.

[5]

See Annex A to this Proxy Statement for a reconciliation of non-GAAP financial measures to our results as reported under GAAP. This performance measure may not have been the most important financial performance measure for fiscal years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	See Annex A to this Proxy Statement for a reconciliation of non-GAAP financial measures to our results as reported under GAAP. This performance measure may not have been the most important financial performance measure for fiscal years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Named Executive Officers, Footnote
[1]

Robert M. Lynch was our PEO for each year presented. The Non-PEO NEOs for whom the average compensation is presented in this table are: for 2023, Ravi Thanawala, Amanda Clark, Caroline Miller Oyler, Christopher K. Collins and Ann Gugino; for 2022, Ann B. Gugino, C. Max Wetzel, Caroline Miller Oyler, and Amanda M. Clark; for 2021, Ann B. Gugino, C. Max Wetzel, Marvin Boakye, Caroline Miller Oyler, and James A. Norberg; and for 2020, Ann B. Gugino, C. Max Wetzel, Amanda M. Clark, James A. Norberg, Steven R. Coke, and Joseph H. Smith.

Peer Group Issuers, Footnote
[4]

The Peer Group TSR set forth in this table utilizes the group of U.S. companies listed on NASDAQ with standard industry classification codes of: Eating and Drinking (SIC 5800-5899) (the “Peer Group TSR”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 29, 2019, through the end of the listed year, in the Company and the Peer Group TSR, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 6,780,126	$ 5,635,061	$ 7,239,979	$ 6,378,193
PEO Actually Paid Compensation Amount	$ 3,238,710	(1,661,259)	14,304,977	9,125,521
Adjustment To PEO Compensation, Footnote

	Summary	Exclusion of Stock		Compensation
	Compensation Table	Awards for	Inclusion of Equity	Actually Paid to
	Total for Mr. Lynch	Mr. Lynch	Values for Mr. Lynch	Mr. Lynch
Year	($)	($)	($)	($)
2023	6,780,126	(4,999,865)	1,458,449	3,238,710
2022	5,635,061	(4,600,046)	(2,696,274)	(1,661,259)
2021	7,239,979	(3,999,979)	11,064,977	14,304,977
2020	6,378,193	(3,400,100)	6,147,428	9,125,521

	Year-End Fair	Change in		Change in Fair
	Value of Equity	Fair Value		Value from		Value of
	Awards	from Last		Last Day of		Dividends or
	Granted	Day of Prior		Prior Year to	Fair Value at	Other
	During Year	Year to Last	Vesting-Date Fair	Vesting Date	Last Day of	Earnings Paid
	That Remained	Day of Year	Value of Equity	of Unvested	Prior Year of	on Equity	Total
	Unvested as of	of Unvested	Awards Granted	Equity Awards	Equity Awards	Awards Not	Inclusion of
	Last Day of	Equity	During Year that	that Vested	Forfeited	Otherwise	Equity
	Year for	Awards for	Vested During	During Year	During Year	Included for	Values for
	Mr. Lynch	Mr. Lynch	Year for Mr. Lynch	for Mr. Lynch	for Mr. Lynch	Mr. Lynch	Mr. Lynch
Year	($)	($)	($)	($)	($)	($)	($)
2023	4,074,631	(2,077,906)	—	(538,277)	—	—	1,458,449
2022	3,243,035	(5,380,606)	—	(558,703)	—	—	(2,696,274)
2021	6,376,419	3,800,601	—	887,958	—	—	11,064,977
2020	5,490,832	656,596	—	—	—	—	6,147,428

Non-PEO NEO Average Total Compensation Amount	$ 1,532,046	1,252,937	1,790,153	1,498,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ 909,952	327,652	2,875,770	1,813,687
Adjustment to Non-PEO NEO Compensation Footnote

	Average Summary			Average
	Compensation Table	Average Exclusion of	Average Inclusion	Compensation
	Total for Non-PEO	Stock Awards for	of Equity Values	Actually Paid to Non-
	NEOs	Non-PEO NEOs	for Non-PEO NEOs	PEO NEOs
Year	($)	($)	($)	($)
2023	1,532,046	(861,977)	239,884	909,952
2022	1,252,937	(712,604)	(212,681)	327,652
2021	1,790,153	(536,506)	1,622,123	2,875,770
2020	1,498,433	(588,084)	903,338	1,813,687

Average
	Average Year	Average		Change in Fair
	End Fair Value	Change in Fair	Average	Value from
	of Equity	Value from	Vesting-Date	Last Day of	Average Fair	Average Value
	Awards	Last Day of	Fair Value of	Prior Year to	Value at Last	of Dividends
	Granted	Prior Year to	Equity Awards	Vesting Date	Day of Prior	or Other
	During Year	Last Day of	Granted	of Unvested	Year of Equity	Earnings Paid
	that Remained	Year of	During Year	Equity Awards	Awards	on Equity	Total Average
	Unvested as of	Unvested	that Vested	that Vested	Forfeited	Awards Not	Inclusion of
	Last Day of	Equity Awards	During Year	During Year	During Year	Otherwise	Equity Values
	Year for Non-	for Non-PEO	for Non-PEO	for Non-PEO	for Non-PEO	Included for	for Non-PEO
	PEO NEOs	NEOs	NEOs	NEOs	NEOs	Non- PEO NEOs	NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2023	620,183	(124,443)	—	(25,152)	(230,704)	—	239,884
2022	524,251	(542,889)	—	(194,044)	—	—	(212,681)
2021	846,493	676,199	—	99,431	—	—	1,622,123
2020	713,465	124,644	—	65,228	—	—	903,338

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the three most recently completed fiscal years, and the cumulative TSR for the NASDAQ Stocks – Eating and Drinking Index over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Post-MIP Operating Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Post-MIP Operating Income during the four most recently completed fiscal years.

Tabular List, Table

Post-MIP Operating Income Global Net Development (New Store Openings – Store Closings) Comparative Same-Store Sales Growth Relative Total Shareholder Return
2023 MIP ESG Metric

Total Shareholder Return Amount	$ 125.69	135.34	210.18	137.38
Peer Group Total Shareholder Return Amount	122.94	117.68	131.82	117.18
Net Income (Loss)	$ 82,800,000	$ 69,300,000	$ 125,000,000.0	$ 60,600,000
Company Selected Measure Amount	150,200,000	155,900,000	176,400,000	122,800,000
PEO Name	Robert M. Lynch	Robert M. Lynch	Robert M. Lynch	Robert M. Lynch
Measure:: 1
Pay vs Performance Disclosure
Name	Post-MIP Operating Income
Non-GAAP Measure Description	See Annex A to this Proxy Statement for a reconciliation of non-GAAP financial measures to our results as reported under GAAP. This performance measure may not have been the most important financial performance measure for fiscal years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Global Net Development (New Store Openings – Store Closings)
Measure:: 3
Pay vs Performance Disclosure
Name	Comparative Same-Store Sales Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	2023 MIP ESG Metric
PEO | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,999,865)	$ (4,600,046)	$ (3,999,979)	$ (3,400,100)
PEO | Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,458,449	(2,696,274)	11,064,977	6,147,428
PEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,074,631	3,243,035	6,376,419	5,490,832
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,077,906)	(5,380,606)	3,800,601	656,596
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(538,277)	(558,703)	887,958
Non-PEO NEO | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(861,977)	(712,604)	(536,506)	(588,084)
Non-PEO NEO | Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	239,884	(212,681)	1,622,123	903,338
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	620,183	524,251	846,493	713,465
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,443)	(542,889)	676,199	124,644
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,152)	$ (194,044)	$ 99,431	$ 65,228
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (230,704)